Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	Digimarc Corp
Entity Incorporation, State or Country Code	OR
Entity Tax Identification Number	41-4528284
Entity Address, Address Line One	8500 SW Creekside Place
Entity Address, City or Town	Beaverton
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97008
City Area Code	503
Local Phone Number	469-4800
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0002119322
Amendment Flag	false